Segment information (Tables)	6 Months Ended
Apr. 30, 2026
Segment Reporting [Abstract]
Schedule of Reportable Segments and Reconciliation to Consolidated Net Income

Information on reportable segments and reconciliation to consolidated net income is as follows:

	For The Six Months Ended April 30,
	2026	2025
Wastewater treatment related
Gross profits	$3,178,502	$1,511,095
Operating expenses	(3,825,822)	(1,976,883)
Operating loss	(647,320)	(465,788)

Digital health and wellness related
Gross profits	$3,020,787	$—
Operating expenses	(3,249,219)	—
Operating loss	(228,432)	—

Consolidated
Gross profits	$6,199,289	$1,511,095
Operating expenses	(7,075,041)	(1,976,883)
Operating loss	(875,752)	(465,788)
Total other income, net	7,622	16,375
Provision for income taxes	(205,963)	(29,752)
Net loss	(1,074,093)	(479,165)

Schedule of Segment Assets Reconciled to consolidated Total Assets

Total segment assets reconciled to consolidated total assets as follows:

	As of April 30, 2026	As of October 31, 2025
Wastewater treatment related	$30,774,798	$17,178,975
Digital health and wellness related	2,750,919	—
Consolidated	33,525,717	17,178,975